NATIONS
FUNDS

                                     Investments For A Lifetime(SM)



                                     life


                                                           LifeGoal
                                                           Income and Grow
                                                           Portfolio
[ARTWORK APPEARS HERE]
                                                           LifeGoal
                                                           Balanced Growth
                                                           Portfolio

                                                           LifeGoal
                                                           Growth
                                                           Portfolio

                       Semi-Annual Report For The Period
                       Ended September 30, 1998

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds Distributor:
Stephens Inc. Stephens Inc., which is not affiliated with NationsBank, N.A., is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds Investment Adviser:
NationsBanc Advisors, Inc.



NOT FDIC INSURED

May Lose Value

No Bank Guarantee

NATIONS FUNDS


Dear Shareholder:

Thus far in 1998, equity investors have experienced a "roller-coaster" ride that has been both dramatic and ugly. Stock mutual funds of almost every stripe and color fell sharply during the third quarter. According to Lipper Analytical Services, Inc., the average diversified U.S. stock fund posted a negative 15% return during the quarter, with small company funds losing over 21%. International equity funds also experienced downturns over the last three months, with diversified international funds losing 16% on average and emerging markets funds sliding a steep 23%.*

The three months ending September 30 represented the worst quarter for U.S. stock funds since the third quarter of 1990. At that time, we were in a heated showdown with Saddam Hussein and Iraq. The obvious question on everyone's mind today is: what are the drivers causing the extreme volatility being experienced in the markets? We think that the answer may be as simple as a shift in psychology by investors. From January 1997 through July 1998, investors were comfortable with assuming risk -- almost too comfortable. Equity valuations reflected a close to perfect environment. Bond yield comparisons to U.S. Treasuries also reflected a comfort with credit risk. However, Russia's debt default in August 1998 was the last in a combination of bad news and uncertainties that changed the prevailing mind set and compelled investors to run for cover. Global anxieties were sufficient overall to push investors in one direction: "risk avoidance."

As we look forward, several thoughts come to mind that lead us to remain optimistic: 1) interest rates have dropped to thirty-year lows and the U.S. economy is very rate sensitive; 2) inflation remains in check; 3) corporate profits, while slowing, should pick up if our economy avoids recession; 4) Japan's government is attacking its banking crisis with an approach similar to that used in the U.S. savings and loan crisis in the 1980s, and 5) the Federal Reserve Board has twice moved in the last month to lower the target on the Federal Funds rate in an effort to fend off any "credit crunch."

While the risk for recession in 1999 is growing, we believe that conditions in the U.S. will remain sound and that next year will be another year of positive economic activity. Consistent monetary policy, a solid fiscal condition, low inflation, and high employment are the important ingredients for our economic picture. Investors need to remain alert and appreciate the fact that changing conditions may translate into further market volatility. On behalf of our shareholders, we will stay vigilant in our work as we pursue the Portfolios' objectives.


Sincerely,


/s/ A. Max Walker                         /s/ Robert H. Gordon

A. Max Walker                             Robert H. Gordon
President and Chairman of the Board       President, NationsBanc Advisors, Inc.

September 30, 1998






   Source for all statistical data:  TradeStreet Investment Associates, Inc.
*  Lipper Analytical Services, Inc. is an independent fund performance monitor.



              Past performance is no guarantee of future results.

                      This page intentionally left blank.

Table
Of
Contents



           Financial Statements
           Statements of  Net Assets                                       4
           Statements of Operations                                        7
           Statements of Changes in Net Assets                             8
           Schedules of Capital Stock Activity                            10
           Financial Highlights                                           12
           Notes to Financial Statements                                  18

NATIONS FUNDS
LifeGoal Income and Growth Portfolio

--------------------------------------------------------------------------------
   Statement of Net Assets                        September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                                               Value
     Shares                                                                                    (000)
=====================================================================================================
INVESTMENT COMPANY SECURITIES - 100.0%
    286,152   Nations Short-Term Income Fund - 47.1%.................................    $     2,830
    376,746   Nations Short-Intermediate Government Fund - 26.3%.....................          1,583
     52,838   Nations Managed Index Fund - 13.7%.....................................            823
     28,672   Nations Disciplined Equity Fund - 8.7%.................................            521
     21,552   Nations International Value Fund - 4.2%................................            255
                                                                                         -----------
              TOTAL INVESTMENT COMPANY SECURITIES
                    (Cost $6,195)....................................................          6,012
                                                                                         ===========

TOTAL INVESTMENTS
     (Cost $6,195*).........................................................   100.0%          6,012
OTHER ASSETS AND LIABILITIES (Net)..........................................     0.0%
              Receivable for Portoflio shares sold..........................                      34
              Dividends receivable..........................................                      19
              Payable for Portfolio shares redeemed.........................                     (11)
              Investment advisory fee payable...............................                      (1)
              Dividends payable.............................................                      (6)
              Payable for investment securities purchased...................                     (19)
              Shareholder servicing and distribution fees payable...........                     (14)
                                                                                         -----------
TOTAL OTHER ASSETS AND LIABILITIES (Net)....................................                       2
                                                                             -------     -----------
NET ASSETS..................................................................   100.0%    $     6,014
                                                                             =======     ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
              Primary A Shares
              ($1,191,000/115,727 shares outstanding)................................    $     10.29
                                                                                         ===========

              Investor A Shares
              ($1,295,000/125,473 shares outstanding)................................    $     10.30
                                                                                         ===========

              Investor B Shares
              ($3,452,000/335,701 shares outstanding)................................    $     10.28
                                                                                         ===========

              Investor C Shares
              ($76,000/7,356 shares outstanding).....................................    $     10.30
                                                                                         ===========

AT SEPTEMBER 30, 1998, NET ASSETS CONSIST OF:
              Distributions in excess of net investment income..............             $        (3)
              Accumulated net realized gain on investments sold.............                      43
              Net unrealized depreciation of investments....................                    (183)
              Paid-in capital...............................................                   6,157
                                                                                         -----------
              NET ASSETS....................................................             $     6,014
                                                                                         ===========

--------------
* Federal Income Tax Information: Net unrealized depreciation of investment securities was comprised of gross appreciation of $0 and gross depreciation of $183,000 for federal income tax purposes.



4                      See Notes to Financial Statements.

NATIONS FUNDS
LifeGoal Balanced Growth Portfolio

--------------------------------------------------------------------------------
   Statement of Net Assets                     September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                                            Value
     Shares                                                                                 (000)
=======================================================================================================
INVESTMENT COMPANY SECURITIES - 100.1%
    424,664   Nations Strategic Fixed Income Fund - 22.8%............................     $    4,348
    403,150   Nations Diversified Income Fund - 22.6%................................          4,326
    239,648   Nations Managed Index Fund - 19.5%.....................................          3,734
    146,041   Nations Disciplined Equity Fund - 13.9%................................          2,655
    224,399   Nations Small Company Growth Fund - 12.3%..............................          2,354
    145,598   Nations International Value Fund - 9.0%................................          1,722
                                                                                          ----------
              TOTAL INVESTMENT COMPANY SECURITIES
                    (Cost $21,052)...................................................         19,139
                                                                                          ==========
TOTAL INVESTMENTS
     (Cost $21,052*)......................................................    100.1%          19,139
OTHER ASSETS AND LIABILITIES (Net)........................................     (0.1)%
              Receivable for Portfolio shares sold........................                        30
              Dividends receivable........................................                        42
              Payable for Portfolio shares redeemed.......................                        (2)
              Dividends payable...........................................                        (3)
              Investment advisory fee payable.............................                        (4)
              Payable for investment securities purchased.................                       (44)
              Shareholder servicing and distribution fees payable.........                       (39)
                                                                                          ----------
TOTAL OTHER ASSETS AND LIABILITIES (Net)..................................                       (20)
                                                                            -------       ----------
NET ASSETS................................................................    100.0%      $   19,119
                                                                            =======       ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
              Primary A Shares
              ($9,980,000/1,014,764 shares outstanding)...................                $     9.83
                                                                                          ==========

              Primary B Shares
              ($243,000/24,752 shares outstanding)........................                $     9.84
                                                                                          ==========

              Investor A Shares
              ($1,266,000/128,618 shares outstanding).....................                $     9.84
                                                                                          ==========

              Investor B Shares
              ($7,384,000/751,049 shares outstanding).....................                $     9.83
                                                                                          ==========

              Investor C Shares
              ($245,000/24,751 shares outstanding)........................                $     9.91
                                                                                          ==========

AT SEPTEMBER 30, 1998, NET ASSETS CONSIST OF:
              Distributions in excess of net investment income......................      $      (14)
              Accumulated net realized gain on investments sold.....................             279
              Net unrealized depreciation of investments............................          (1,913)
              Paid-in capital.......................................................          20,767
                                                                                          ----------
              NET ASSETS............................................................      $   19,119
                                                                                          ==========


------------------
* Federal Income Tax Information: Net unrealized depreciation of investment securities was comprised of gross appreciation of $147,000 and gross depreciation of $2,060,000 for federal income tax purposes.




                       See Notes to Financial Statements.                     5

NATIONS FUNDS
Life Goal Growth Portfolio
--------------------------------------------------------------------------------
   Statement of Net Assets                        September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                                           Value
     Shares                                                                                (000)
======================================================================================================
INVESTMENT COMPANY SECURITIES - 99.4%
    318,561   Nations Managed Index Fund - 42.3%..................................      $    4,963
    129,751   Nations Disciplined Equity Fund - 20.2%.............................           2,359
    151,312   Nations Small Company Growth Fund - 13.5%...........................           1,587
    156,905   Nations Emerging Growth Fund - 13.5%................................           1,587
     97,464   Nations International Value Fund - 9.9%.............................           1,153
                                                                                        ----------

              TOTAL INVESTMENT COMPANY SECURITIES (Cost $13,807)..................          11,649
                                                                                        ==========

TOTAL INVESTMENTS
     (Cost $13,807*).....................................................    99.4%          11,649
OTHER ASSETS AND LIABILITIES (Net).......................................     0.6%
              Receivable for Portfolio shares sold.......................                      134
              Payable for Portfolio shares redeemed......................                       (2)
              Investment advisory fee payable............................                       (3)
              Dividends payable..........................................                       (1)
              Payable for investment securities purchased................                       (7)
              Shareholder servicing and distribution fees payable........                      (46)
                                                                                        ----------
TOTAL OTHER ASSETS AND LIABILITIES (Net).................................                       75
                                                                          -------       ----------
NET ASSETS...............................................................   100.0%      $   11,724
                                                                          =======       ==========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
              Primary A Shares
              ($1,628,000/166,031 shares outstanding).................................  $     9.80
                                                                                        ==========
              Primary B Shares
              ($5,000/532 shares outstanding).........................................  $     9.82
                                                                                        ==========
              Investor A Shares
              ($2,540,000/258,773 shares outstanding).................................  $     9.82
                                                                                        ==========
              Investor B Shares
              ($7,196,000/733,863 shares outstanding).................................  $     9.81
                                                                                        ==========
              Investor C Shares
              ($355,000/36,313 shares outstanding)....................................  $     9.79
                                                                                        ==========
AT SEPTEMBER 30, 1998, NET ASSETS CONSIST OF:
              Distribution in excess net investment income........................      $      (44)
              Accumulated net realized gain on investments sold...................             173
              Net unrealized depreciation of investments..........................          (2,158)
              Paid-in capital.....................................................          13,753
                                                                                        ----------
              NET ASSETS..........................................................      $   11,724
                                                                                        ==========

-------------------
 * Federal Income Tax Information: Net unrealized depreciation of investment securities was comprised of gross appreciation of $0 and gross depreciation of $2,158,000 for federal income tax purposes.



6                       See Notes to Financial Statements.

NATIONS FUNDS

--------------------------------------------------------------------------------
   Statements of Operations (in 000s)                            (unaudited)
--------------------------------------------------------------------------------

For the Six Months Ended September 30, 1998

                                                                             LifeGoal       LifeGoal
                                                                            Income and      Balanced        LifeGoal
                                                                              Growth         Growth          Growth
                                                                             Portfolio      Portfolio       Portfolio
                                                                            -------------------------------------------
INVESTMENT INCOME:
Dividends...............................................................    $       94      $      250      $       40
                                                                            ----------      ----------      ----------
EXPENSES:
Investment advisory fee.................................................             6              21              15
Shareholder servicing and distribution fees:
     Primary B Shares...................................................            --               1              --
     Investor A Shares..................................................             1               1               2
     Investor B Shares..................................................            12              31              37
     Investor C Shares..................................................            --               1               2
                                                                            ----------      ----------      ----------
     Total Expenses.....................................................            19              55              56
                                                                            ----------      ----------      ----------
NET INVESTMENT INCOME/(LOSS)............................................            75             195             (16)
                                                                            ----------      ----------      ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments.................................            15              70            (122)
Capital gains distributions received....................................            30             212             391
Net change in unrealized appreciation/(depreciation) of investments.....          (223)         (2,194)         (2,577)
                                                                            ----------      ----------      ----------
Net realized and unrealized loss on investments.........................          (178)         (1,912)         (2,308)
                                                                            ----------      ----------      ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS....................    $     (103)     $   (1,717)     $   (2,324)
                                                                            ==========      ==========      ==========


                       See Notes to Financial Statements.                     7

NATIONS FUNDS

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (in 000s)
--------------------------------------------------------------------------------


                                                          LifeGoal Income and Growth           LifeGoal Balanced
                                                                 Portfolio(a)              Growth Portfolio (a) (b)
                                                         ----------------------------    ----------------------------
                                                          Six Months                     Six Months
                                                            Ended                           Ended
                                                           09/30/98      Year Ended        09/30/98       Year Ended
                                                         (unaudited)      03/31/98       (unaudited)       03/31/98
                                                         ------------------------------------------------------------
Net investment income .................................   $     75     $          33    $        195   $           79
Net realized gain on investments ......................         15                 8              70              134
Capital gains distributions received ..................         30                25             212              122
Net change in unrealized appreciation/(depreciation)
   of investments .....................................       (223)               45          (2,194)             354
                                                         ---------     -------------    ------------   --------------
Net increase/(decrease) in net assets
   resulting from operations ..........................       (103)              111          (1,717)             689
Distributions to shareholders from net
   investment income:
   Primary A Shares ...................................        (29)              (15)           (141)             (24)
   Primary B Shares ...................................         --                --              (3)              --
   Investor A Shares ..................................        (13)               (5)            (11)             (10)
   Investor B Shares ..................................        (36)              (10)            (53)             (31)
   Investor C Shares ..................................         (1)               (1)             (1)             (14)
Distributions to shareholders in excess of net
   investment income:
   Primary A Shares ...................................         --                (4)             --              (28)
   Primary B Shares ...................................         --                --              --               (1)
   Investor A Shares ..................................         --                (1)             --              (11)
   Investor B Shares ..................................         --                (3)             --              (36)
   Investor C Shares ..................................         --                (1)             --              (17)
Distributions to shareholders from net realized
   gain on investment:
   Primary A Shares ...................................         (7)               (3)            (11)              (4)
   Primary B Shares ...................................         --                --              (1)              (1)
   Investor A Shares ..................................         (1)               (1)             (7)             (17)
   Investor B Shares ..................................        (13)               (1)            (70)             (17)
   Investor C Shares ..................................         (1)               (1)            (10)             (28)
Net increase / (decrease) in net assets from
   Portfolio share transactions .......................      4,317             1,481          14,871            3,598
                                                         ---------     -------------    ------------   --------------
Net increase in net assets ............................      4,113             1,546          12,846            4,048
NET ASSETS
Beginning of period ...................................      1,901               355           6,273            2,225
                                                         ---------     -------------    ------------   --------------
End of period .........................................      6,014     $       1,901          19,119   $        6,273
                                                         =========     =============    ============   ==============

Undistributed/(Distribution in excess of)
   net investment income at end of period .............  $      (3)    $           1    $        (14)  $           --
                                                         =========     =============    ============   ==============

---------------
(a) LifeGoal Income and Growth Portfolio, LifeGoal Balanced Growth Portfolio and LifeGoal Growth Portfolio Investor B Shares commenced operations on
    August 7, August 13, and August 12, 1997, respectively.
(b) LifeGoal Balanced Growth Portfolio and LifeGoal Growth Portfolio Primary B Shares commenced operations on August 4, and September 19, 1997, respectively.

8                      See Notes to Financial Statements.

NATIONS FUNDS

--------------------------------------------------------------------------------
Statements of Changes in Net Assets (in 000s) (continued)
--------------------------------------------------------------------------------

                                                                                LifeGoal Growth
                                                                               Portfolio (a) (b)
                                                                           ----------------------
                                                                             Six Months
                                                                               Ended
                                                                             09/30/98  Year Ended
                                                                           (unaudited)  03/31/98
                                                                           ----------------------
Net investment income/(loss) ............................................   $    (16)   $      4
Net realized gain/(loss) on investments .................................       (122)         82
Capital gain distributions received .....................................        391         356
Net change in unrealized appreciation/(depreciation) of investments .....     (2,577)        501
                                                                            --------    --------
Net increase/ (decrease) in net assets resulting from operations ........     (2,324)        943
Distributions to shareholders from net investment income:
   Primary A Shares .....................................................        (19)         (1)
   Primary B Shares .....................................................         --          --
   Investor A Shares ....................................................         (8)         (1)
   Investor B Shares ....................................................         (1)         (2)
   Investor C Shares ....................................................         --          --
Distributions to shareholders in excess of net investment income:
   Primary A Shares .....................................................         --         (18)
   Primary B Shares .....................................................         --          --
   Investor A Shares ....................................................         --         (44)
   Investor B Shares ....................................................         --         (65)
   Investor C Shares ....................................................         --          (6)
Distributions to shareholders from net realized gain on investments:
   Primary A Shares .....................................................        (46)         (5)
   Primary B Shares .....................................................         --          --
   Investor A Shares ....................................................        (54)        (24)
   Investor B Shares ....................................................       (219)        (40)
   Investor C Shares ....................................................        (13)         (3)
Net increase/ (decrease) in net assets from Portfolio share transactions:      6,414       5,567
                                                                            --------    --------
Net increase in net assets:  ............................................      3,730       6,301

NET ASSETS:
Beginning of period .....................................................      7,994       1,693
                                                                            --------    --------
End of period ...........................................................     11,724    $  7,994
                                                                            ========    ========
Distributions in excess of net investment income at end of period .......        (44)   $     --
                                                                            ========    ========

----------------

(a) LifeGoal Income and Growth Portfolio, LifeGoal Balanced Growth Portfolio and LifeGoal Growth Portfolio Investor B Shares commenced operations on August 7, August 13, and August 12, 1997, respectively.
(b) LifeGoal Balanced Growth Portfolio and LifeGoal Growth Portfolio Primary B Shares commenced operations on August 4, and September 19, 1997, respectively.

                       See Notes to Financial Statements.                     9

NATIONS FUNDS


--------------------------------------------------------------------------------
Schedule of Capital Stock Activity (in 000's)
--------------------------------------------------------------------------------

                                              LifeGoal Income and Growth Portfolio

                                            Six Months Ended
                                            September 30, 1998         Year Ended
                                               (unaudited)          March 31, 1998 (a)
                                            ------------------      ------------------
                                            Shares    Dollars        Shares   Dollars
                                            ------------------------------------------
Primary A Shares:
   Sold ..............................        410     $ 4,332          53     $   543
   Issued as reinvestment of dividends          3          29           1           7
   Redeemed ..........................       (342)     (3,613)        (31)       (324)
                                            -----     -------        ----     -------
   Net increase ......................         71         748          23         226
                                            -----     -------        ----     -------
Investor A Shares:
   Sold ..............................        119       1,271           5          55
   Issued as reinvestment of dividends          1          12           1           7
   Redeemed ..........................         (6)        (67)         (7)        (76)
                                            -----     -------        ----     -------
   Net increase/(decrease) ...........        114       1,216          (1)        (15)
                                            -----     -------        ----     -------
Investor B Shares:
   Sold ..............................        244       2,591         113       1,185
   Issued as reinvestment of dividends          4          42           1          13
   Redeemed ..........................        (26)       (271)         (1)        (11)
                                            -----     -------        ----     -------
   Net increase ......................        222       2,362         113       1,187
                                            -----     -------        ----     -------
Investor C Shares:
   Sold ..............................          2          18          12         130
   Issued as reinvestment of dividends         --*          2          --*          2
   Redeemed ..........................         (3)        (29)         (5)        (49)
                                            -----     -------        ----     -------
   Net increase/(decrease) ...........         (1)         (9)          8          83
                                            -----     -------        ----     -------
   Total net increase ................        406     $ 4,317         142     $ 1,481
                                            =====     =======        ====     =======

-------------------
(a) LifeGoal Income and Growth Portfolio Investor B Shares commenced operations on August 7, 1997.
  * Amount represents less than $500 or 500 shares.


10                    See Notes to Financial Statements.

NATIONS FUNDS


--------------------------------------------------------------------------------
   Schedule of Capital Stock Activity (in 000's) (continued)
--------------------------------------------------------------------------------

                                                LifeGoal Balanced Growth Portfolio            LifeGoal Growth Portfolio
                                               Six Months Ended                          Six Months Ended
                                              September 30, 1998       Year Ended       September 30, 1998       Year Ended
                                                  (unaudited)       March 31, 1998 (a)      (unaudited)       March 31, 1998 (a)
                                             --------------------  -------------------  -------------------  -------------------
                                              Shares     Dollars     Shares   Dollars    Shares    Dollars    Shares    Dollars
                                             -----------------------------------------------------------------------------------
Primary A Shares:
Sold ......................................   1,899     $ 20,601       28     $   293      770     $ 8,364       60     $   697
Issued as reinvestment of dividends .......      15          152        5          51        6          70        1          13
Redeemed ..................................    (908)      (9,801)    (236)     (2,563)    (574)     (6,761)    (130)     (1,479)
                                            -------     --------   ------     -------   ------     -------   ------     -------
Net increase/(decrease) ...................   1,006       10,952     (203)     (2,219)     202       1,673      (67)       (768)
                                            -------     --------   ------     -------   ------     -------   ------     -------

Primary B Shares:
Sold ......................................      22          243        2          24     --           --*     --             6
Issued as reinvestment
   of dividends ...........................     --*            3      --*           2      --*         --*      --*         --*
Redeemed ..................................     --           --       --          --       --          --       --          --
                                            -------     --------   ------     -------   ------     -------   ------     -------
Net increase ..............................      22          246        2          26     --          --        --*           6
                                            -------     --------   ------     -------   ------     -------   ------     -------

Investor A Shares:
Sold ......................................      88          953       38         400      144       1,569       91       1,026
Issued as reinvestment
   of dividends ...........................       2           18        3          35        5          61        6          67
Redeemed ..................................      (5)         (58)      (6)        (68)     (12)       (138)     (42)       (470)
                                            -------     --------   ------     -------   ------     -------   ------     -------
Net increase ..............................      85          913       35         367      137       1,492       55         623
                                            -------     --------   ------     -------   ------     -------   ------     -------

Investor B Shares:
Sold ......................................     386        4,110      464       4,904      315       3,647      474       5,565
Issued as reinvestment
   of dividends ...........................      11          114        8          84       17         212        9         100
Redeemed ..................................     (96)      (1,004)     (22)       (239)     (65)       (713)     (16)       (183)
                                            -------     --------   ------     -------   ------     -------   ------     -------
Net increase ..............................     301        3,220      450       4,749      267       3,146      467       5,483
                                            -------     --------   ------     -------   ------     -------   ------     -------

Investor C Shares:
Sold ......................................      21          235       70         718       11         124       20         234
Issued as reinvestment
   of dividends ...........................       1           12        6          59        1          13        1           9
Redeemed ..................................     (65)        (707)     (10)       (102)      (3)        (34)      (2)        (20)
                                            -------     --------   ------     -------   ------     -------   ------     -------
Net increase/(decrease) ...................     (43)        (460)      66         675        9         103       19         223
                                            -------     --------   ------     -------   ------     -------   ------     -------
Total net increase ........................   1,371     $ 14,871      350     $ 3,598      615     $ 6,414      472     $ 5,567
                                            =======     ========   ======     =======   ======     =======   ======     =======

--------------

(a) LifeGoal Balanced Growth Portfolio and LifeGoal Growth Portfolio Primary B Shares commenced operations on August 4, and September 19, 1997, respectively.
* Amount represents less than $500 or 500 shares.

                       See Notes to Financial Statements.                     11

NATIONS FUNDS


--------------------------------------------------------------------------------
   Financial Highlights
--------------------------------------------------------------------------------

For a Share outstanding throughout each period.

                                                                                    Operating Performance
                                                               ----------------------------------------------------------
                                                                                                            Net Increase/
                                                                                                             (Decrease)
                                                                  Net Asset                 Net Realized    in Net Assets
                                                                    Value         Net      and Unrealized  Resulting from
                                                                  Beginning   Investment    Gain/Loss on     Investment
                                                                  of Period  Income/(Loss)   Investments     Operations
                                                               ----------------------------------------------------------
LIFEGOAL INCOME AND GROWTH PORTFOLIO:
Primary A Shares:
Six Months Ended 09/30/98 (unaudited)........................      $10.70       $0.26(a)      $ (0.38)        $(0.12)
Year Ended 03/31/98..........................................        9.97        0.43(a)         0.89           1.32
Period Ended 03/31/97*.......................................       10.03        0.32           (0.06)          0.26

Investor A Shares:
Six Months Ended 09/30/98 (unaudited)........................      $10.71       $0.20(a)      $ (0.33)        $(0.13)
Year Ended 03/31/98..........................................        9.97        0.41(a)         0.89           1.30
Period Ended 03/31/97*.......................................       10.03        0.31           (0.06)          0.25

Investor B Shares:
Six Months Ended 09/30/98 (unaudited)........................      $10.70       $0.16(a)      $ (0.33)        $(0.17)
Period Ended 03/31/98*.......................................       10.51        0.19(a)         0.36           0.55

Investor C Shares:
Six Months Ended 09/30/98 (unaudited)........................      $10.70       $0.16(a)      $ (0.33)        $(0.17)
Year Ended 03/31/98..........................................        9.97       0.36(a)          0.89           1.25
Period Ended 03/31/97*.......................................       10.03         0.31          (0.06)          0.25

-----------------
  * LifeGoal Income and Growth Portfolio Primary A Shares, Investor A Shares and Investor C Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.
 ** LifeGoal Income and Growth Portfolio Investor B Shares commenced investment operations on August 7, 1997.
  +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ The Portfolio's expenses do not include the expenses of the underlying funds.
(a) Per share amounts have been calculated using the monthly average shares method, which more appropriately represents the per share data for the period.

12                    See Notes to Financial Statements.

NATIONS FUNDS


--------------------------------------------------------------------------------
   Financial Highlights
--------------------------------------------------------------------------------

For a Share outstanding throughout each period.

                                                                 Distributions
                                            -------------------------------------------------------
                                                           In Excess       From Net                 Net Asset
                                             From Net       of Net         Realized                   Value
                                            Investment    Investment       Capital        Total       End of      Total
                                              Income        Income          Gains     Distributions   Period     Return++
                                            -----------------------------------------------------------------------------
LIFEGOAL INCOME AND GROWTH PORTFOLIO:
Primary A Shares:
Six Months Ended 09/30/98 (unaudited) ..      $(0.17)       $ --           $(0.12)       $(0.29)      $10.29     (1.20)%
Year Ended 03/31/98 ....................       (0.40)        (0.12)         (0.07)        (0.59)       10.70     13.56
Period Ended 03/31/97* .................       (0.32)         --             --           (0.32)        9.97      2.59

Investor A Shares:
Six Months Ended 09/30/98 (unaudited) ..      $(0.16)       $ --           $(0.12)       $(0.28)      $10.30     (1.29)%
Year Ended 03/31/98 ....................       (0.38)        (0.11)         (0.07)        (0.56)       10.71     13.38
Period Ended 03/31/97* .................       (0.31)         --             --           (0.31)        9.97      2.54

Investor B Shares:
Six Months Ended 09/30/98 (unaudited) ..      $(0.13)       $ --           $(0.12)       $(0.25)      $10.28     (1.68)%
Period Ended 03/31/98* .................       (0.22)        (0.07)         (0.07)        (0.36)       10.70      5.33

Investor C Shares:
Six Months Ended 09/30/98 (unaudited) ..      $(0.11)       $ --           $(0.12)       $(0.23)      $10.30     (1.68)%
Year Ended 03/31/98 ....................       (0.35)        (0.10)         (0.07)        (0.52)       10.70     12.83
Period Ended 03/31/97* .................       (0.31)         --             --           (0.31)        9.97      2.54

                                                Ratios to Average Net Assets / Supplemental Data
                                            --------------------------------------------------------
                                             Net Asset
                                              End of                                      Portfolio
                                              Period        Operating   Net Investment     Turnover
                                            (in 000's)    Expenses +++      Income           Rate
                                            --------------------------------------------------------
LIFEGOAL INCOME AND GROWTH PORTFOLIO:
Primary A Shares:
Six Months Ended 09/30/98 (unaudited) ..      $1,191          0.25%+        4.06%+           99%
Year Ended 03/31/98 ....................         476          0.25          4.17             64
Period Ended 03/31/97* .................         223          0.25+         6.34+             2

Investor A Shares:
Six Months Ended 09/30/98 (unaudited) ..      $1,295          0.50%+        3.81%+           99%
Year Ended 03/31/98 ....................         126          0.50          3.92             64
Period Ended 03/31/97* .................         131          0.50+         6.09+             2

Investor B Shares:
Six Months Ended 09/30/98 (unaudited) ..      $3,452          1.25%+        3.06%+           99%
Period Ended 03/31/98* .................       1,212          1.25+         3.17+            64

Investor C Shares:
Six Months Ended 09/30/98 (unaudited) ..      $   76          1.25%+        3.06%+           99%
Year Ended 03/31/98 ....................          87          1.09          3.33             64
Period Ended 03/31/97* .................           1          0.75+         5.84+             2

-----------------
  * LifeGoal Income and Growth Portfolio Primary A Shares, Investor A Shares and Investor C Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.
 ** LifeGoal Income and Growth Portfolio Investor B Shares commenced investment operations on August 7, 1997.
  +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ The Portfolio's expenses do not include the expenses of the underlying funds.
(a) Per share amounts have been calculated using the monthly average shares method, which more appropriately represents the per share data for the period.

                      See Notes to Financial Statements.                      13

NATIONS FUNDS
--------------------------------------------------------------------------------
   Financial Highlights  (continued)
--------------------------------------------------------------------------------
For a Share outstanding throughout each period.

                                                                                             Operating Performance
                                                                           --------------------------------------------------------
                                                                                                                     Net Increase/
                                                                                                                      (Decrease)
                                                                           Net Asset                 Net Realized    in Net Assets
                                                                             Value         Net      and Unrealized  Resulting from
                                                                           Beginning   Investment    Gain/Loss on     Investment
                                                                           of Period  Income/(Loss)   Investments     Operations
                                                                           --------------------------------------------------------
LIFEGOAL BALANCED GROWTH PORTFOLIO
Primary A Shares:
Six Months Ended 09/30/98 (unaudited)...................................    $10.92       $0.16(a)      $(0.98)          $(0.82)
Year Ended 03/31/98.....................................................      9.95        0.33(a)        1.74             2.07
Period Ended 03/31/97*..................................................     10.05        0.19          (0.10)            0.09
Primary B Shares:
Six Months Ended 09/30/98 (unaudited)...................................    $10.94       $0.12(a)      $(0.97)          $(0.85)
Period Ended 03/31/98*..................................................     10.95        0.16(a)        0.77            $0.93
Investor A Shares:
Six Months Ended 09/30/98 (unaudited)...................................    $10.94       $0.13(a)      $(0.97)          $(0.84)
Year Ended 03/31/98.....................................................      9.95        0.28(a)        1.79             2.07
Period Ended 03/31/97*..................................................     10.05        0.19          (0.10)            0.09
Investor B Shares:
Six Months Ended 09/30/98 (unaudited)...................................    $10.92       $0.09(a)      $(0.95)          $(0.86)
Period Ended 03/31/98**.................................................     10.88        0.11(a)        0.87             0.98
Investor C Shares:
Six Months Ended 09/30/98 (unaudited)...................................    $10.92       $0.10(a)      $(0.91)          $(0.81)
Year Ended 03/31/98.....................................................      9.95        0.23(a)        1.78             2.01
Period Ended 03/31/97*..................................................     10.05        0.19          (0.10)            0.09
---------------

  * LifeGoal Balanced Growth Portfolio Primary A Shares, Investor A Shares and Investor C Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.
 ** LifeGoal Balanced Growth Portfolio Primary B Shares and Investor B Shares commenced investment operations on August 4, and August 13, 1997, respectively.
  +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ The Portfolio's expenses do not include the expenses of the underlying funds.
(a) Per share amounts have been calculated using the monthly average shares method, which more appropriately represents the per share data for the period.


14                                           See Notes to Financial Statements.

NATIONS FUNDS
--------------------------------------------------------------------------------
   Financial Highlights  (continued)
--------------------------------------------------------------------------------

                                                                    Distributions
                                            -------------------------------------------------------
                                                                                                     Net Asset
                                              From Net   In Excess of Net   From Net                   Value
                                             Investment     Investment      Realized        Total      End of    Total
                                               Income         Income     Capital Gains  Distributions  Period   Return+
                                            -----------------------------------------------------------------------------
LIFEGOAL BALANCED GROWTH PORTFOLIO
Primary A Shares:
Six Months Ended 09/30/98 (unaudited) .....    $(0.12)       $   --        $(0.15)        $(0.27)      $ 9.83    (7.65)%
Year Ended 03/31/98 .......................     (0.28)        (0.32)        (0.50)         (1.10)       10.92    21.74
Period Ended 03/31/97* ....................     (0.19)           --            --          (0.19)        9.95     0.90
Primary B Shares:
Six Months Ended 09/30/98 (unaudited) .....    $(0.10)       $   --        $(0.15)        $(0.25)      $ 9.84    (7.92)%
Period Ended 03/31/98* ....................     (0.20)        (0.24)        (0.50)         (0.94)      $10.94     9.24
Investor A Shares:
Six Months Ended 09/30/98 (unaudited) .....    $(0.11)       $   --        $(0.15)        $(0.26)      $ 9.84    (7.83)%
Year Ended 03/31/98 .......................     (0.27)        (0.31)        (0.50)         (1.08)       10.94    21.76
Period Ended 03/31/97* ....................     (0.19)           --            --          (0.19)        9.95     0.86
Investor B Shares:
Six Months Ended 09/30/98 (unaudited) .....    $(0.08)       $   --        $(0.15)        $(0.23)      $ 9.83    (8.05)%
Period Ended 03/31/98** ...................     (0.20)        (0.24)        (0.50)         (0.94)       10.92     9.70
Investor C Shares:
Six Months Ended 09/30/98 (unaudited) .....    $(0.05)       $   --        $(0.15)        $(0.20)      $ 9.91    (7.51)%
Year Ended 03/31/98 .......................     (0.25)        (0.29)        (0.50)         (1.04)       10.92    21.10
Period Ended 03/31/97* ....................     (0.19)           --            --          (0.19)        9.95     0.85

                                                       Ratios to Average Net Assets / Supplemental Data
                                                   ---------------------------------------------------------
                                                    Net Assets
                                                      End of                                      Portfolio
                                                      Period       Operating      Net Investment   Turnover
                                                    (in 000's)    Expenses +++        Income         Rate
                                                   ---------------------------------------------------------
LIFEGOAL BALANCED GROWTH PORTFOLIO
Primary A Shares:
Six Months Ended 09/30/98 (unaudited) ..........     $9,980         0.25%+             2.69%+         109%
Year Ended 03/31/98 ............................        103         0.25               2.87            94
Period Ended 03/31/97* .........................      2,114         0.25+              3.94+            1
Primary B Shares:
Six Months Ended 09/30/98 (unaudited) ..........     $  243         0.75%+             2.19%+         109%
Period Ended 03/31/98* .........................         26         0.75+              2.37+           94
Investor A Shares:
Six Months Ended 09/30/98 (unaudited) ..........     $1,266         0.50%+             2.44%+         109%
Year Ended 03/31/98 ............................        489         0.50               2.62            94%
Period Ended 03/31/97* .........................         94         0.50+              3.69+            1
Investor B Shares:
Six Months Ended 09/30/98 (unaudited) ..........     $7,384         1.25%+             1.69%+         109%
Period Ended 03/31/98** ........................      4,917         1.25+              1.87+           94
Investor C Shares:
Six Months Ended 09/30/98 (unaudited) ..........     $  245         1.25%+             1.69%+         109%
Year Ended 03/31/98 ............................        737         1.09               2.03            94
Period Ended 03/31/97* .........................         18         0.75+              3.44+            1

--------------------------------------

  * LifeGoal Balanced Growth Portfolio Primary A Shares, Investor A Shares and Investor C Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.
 ** LifeGoal Balanced Growth Portfolio Primary B Shares and Investor B Shares commenced investment operations on August 4, and August 13, 1997, respectively.
  +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges
+++ The Portfolio's expenses do not include the expenses of the underlying funds.
(a) Per share amounts have been calculated using the monthly average shares method, which more appropriately represents the per share data for the period.


                      See Notes to Financial Statements.                      15

NATIONS FUNDS

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a Share outstanding throughout each period.


                                                                                            Operating Performance
                                                                        -----------------------------------------------------------
                                                                                                                     Net Increase/
                                                                                                                      (Decrease)
                                                                           Net Asset                 Net Realized    in Net Assets
                                                                             Value         Net      and Unrealized  Resulting from
                                                                           Beginning   Investment    Gain/Loss on     Investment
                                                                           of Period  Income/(Loss)   Investments     Operations
                                                                        -----------------------------------------------------------
LIFEGOAL GROWTH PORTFOLIO
Primary A Shares:
Six Months Ended 09/30/98 (unaudited) ................................      $12.49       $0.03(a)      $(2.23)          $(2.20)
Year Ended 03/31/98 ..................................................       10.15        0.08(a)        2.87             2.95
Period Ended 03/31/97* ...............................................       10.06        0.12           0.09             0.21

Primary B Shares:
Six Months Ended 09/30/98 (unaudited) ................................      $12.49       $0.00(a)      $(2.21)          $(2.21)
Period Ended 03/31/98** ..............................................       12.25        0.01(a)        0.70             0.71

Investor A Shares:
Six Months Ended 09/30/98 (unaudited) ................................      $12.50       $0.01(a)      $(2.21)          $(2.20)
Year Ended 03/31/98 ..................................................       10.15        0.05(a)        2.89             2.94
Period Ended 03/31/97* ...............................................       10.06        0.12           0.09             0.21

Investor B Shares:
Six Months Ended 09/30/98 (unaudited) ................................      $12.49      $(0.03)(a)     $(2.21)          $(2.24)
Period Ended 03/31/98** ..............................................       11.98       (0.02)(a)       0.99             0.97

Investor C Shares:
Six Months Ended 09/30/98 (unaudited) ................................      $12.46      $(0.03)(a)     $(2.20)          $(2.23)
Year Ended 03/31/98 ..................................................       10.15       (0.02)(a)       2.89             2.87
Period Ended 03/31/97* ...............................................       10.06        0.11           0.09             0.20

-------------------
  * LifeGoal Growth Portfolio Primary A Shares, Investor A Shares and Investor C Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.
 ** LifeGoal Growth Portfolio Primary B Shares and Investor B Shares commenced investment operations on September19, and August 12, 1997 respectively.
  +  Annualized.
 ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
+++ The Portfolio's expenses do not include the expenses of the underlying funds.
(a) Per share amounts have been calculated using the monthly average shares method, which more appropriately represents the per share data for the period.


16                      See Notes to Financial Statements.

NATIONS FUNDS

--------------------------------------------------------------------------------
Financial Highlights  (continued)
--------------------------------------------------------------------------------

                                                                        Distributions
                                         -------------------------------------------------------------------------------
                                                                                                              Net Assets
                                          From Net  In Excess of Net     From Net                               Value
                                         Investment    Investment        Realized              Total            End of
                                           Income        Income        Capital Gains       Distributions        Period
                                         -------------------------------------------------------------------------------
LIFEGOAL GROWTH PORTFOLIO
Primary A Shares:
Six Months Ended 09/30/98 (unaudited) .    $(0.05)       $    --          $(0.44)            $(0.49)            $ 9.80
Year Ended 03/31/98 ...................     (0.01)         (0.39)          (0.21)             (0.61)             12.49
Period Ended 03/31/97* ................     (0.12)            --              --              (0.12)             10.15

Primary B Shares:
Six Months Ended 09/30/98 (unaudited) .    $(0.02)       $    --          $(0.44)            $(0.46)            $ 9.82
Period Ended 03/31/98** ...............     (0.01)         (0.25)          (0.21)             (0.47)             12.49

Investor A Shares:
Six Months Ended 09/30/98 (unaudited) .    $(0.04)       $    --          $(0.44)            $(0.48)            $ 9.82
Year Ended 03/31/98 ...................     (0.01)         (0.37)          (0.21)             (0.59)             12.50
Period Ended 03/31/97* ................     (0.12)            --              --              (0.12)             10.15

Investor B Shares:
Six Months Ended 09/30/98 (unaudited) .    $ 0.00        $    --          $(0.44)            $(0.44)            $ 9.81
Period Ended 03/31/98** ...............     (0.01)         (0.24)          (0.21)             (0.46)             12.49

Investor C Shares:
Six Months Ended 09/30/98 (unaudited) .    $ 0.00        $    --          $(0.44)            $(0.44)            $ 9.79
Year Ended 03/31/98 ...................     (0.01)         (0.34)          (0.21)             (0.56)             12.46
Period Ended 03/31/97* ................     (0.11)            --              --              (0.11)             10.15

                                                           Ratio's to Average Net Assets/Supplemental Data
                                          -------------------------------------------------------------------------------
                                                           Net Assets
                                                             End of                                            Portfolio
                                            Total            Period           Operating     Net Investment     Turnover
                                           Return++        (in 000's)        Expenses+++        Income           Rate
                                         ---------------------------------------------------------------------------------
LIFEGOAL GROWTH PORTFOLIO
Primary A Shares:
Six Months Ended 09/30/98 (unaudited) .   (18.32)%           $1,628            0.25%+           0.43%+           132%
Year Ended 03/31/98 ...................    29.80                289            0.25             0.65              69
Period Ended 03/31/97* ................     2.10                929            0.25+            1.11+             25

Primary B Shares:
Six Months Ended 09/30/98 (unaudited) .   (18.36)%           $    5            0.75%+          (0.07)%+          132%
Period Ended 03/31/98** ...............     6.24                  6            0.75+            0.15+             69

Investor A Shares:
Six Months Ended 09/30/98 (unaudited) .   (18.31)%           $2,540            0.50%+           0.18%+           132%
Year Ended 03/31/98 ...................    29.68              1,526            0.50             0.40              69
Period Ended 03/31/97* ................     2.05                681            0.50+            0.86+             25

Investor B Shares:
Six Months Ended 09/30/98 (unaudited) .   (18.70)%           $7,196            1.25%+          (0.57)%+          132%
Period Ended 03/31/98** ...............     8.55              5,829            1.25+           (0.35)+            69

Investor C Shares:
Six Months Ended 09/30/98 (unaudited) .   (18.75)%           $  355            1.25%+          (0.57)%+          132%
Year Ended 03/31/98 ...................    29.89                342            1.09            (0.19)             69
Period Ended 03/31/97* ................     2.01                 82            0.75+            0.61+             25

-------------------------
   * LifeGoal Growth Portfolio Primary A Shares, Investor A Shares and Investor C Shares commenced investment operations on October 2, 1996. Shares were offered to the public on October 15, 1996.
  ** Life Goal Growth Portfolio Primary B Shares and Investor B Shares commenced investment operations on September 19, and August 12, 1997 respectively.
   +  Annualized
  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges
 +++ The Portfolio's expenses do not include the expenses of the underlying funds.
 (a) Per share amounts have been calculated using the monthly average shares method, which more appropriately represents the per share data for the period.

16                    See Notes to Financial Statements.

NATIONS FUNDS


--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

Nations LifeGoal Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Company offers three Portfolios: LifeGoal Income and Growth Portfolio, LifeGoal Balanced Growth Portfolio and LifeGoal
Growth Portfolio (each, a "Portfolio" and collectively, the "Portfolios"). The Portfolios invest in other mutual funds (the "Underlying Funds") distributed by Stephens, Inc. ("Stephens") and advised by NationsBanc Advisors, Inc. ("NBAI"). The Portfolios offer five classes of shares: Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares and Investor C Shares. Shareholders of a Portfolio have equal voting rights on matters affecting all shareholders of the Portfolio. In addition, each class of shares of a Portfolio has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

On October 15, 1996, the Company commenced the sale of its shares to the public. On October 2, 1996, Stephens, the Company's distributor, made an initial capital investment into each Portfolio, which was in turn invested into the Underlying Funds. The operating results from October 2, 1996 through October 14, 1996 are reflected in the beginning net asset value reported in the Financial Highlights.

1.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

Securities Valuation: Investments in the Underlying Funds are valued at the net asset value of each Primary A Share of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Securities Transactions and Investment Income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Distributions from the Underlying Funds are recorded on ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Dividends and Distributions to Shareholders: It is the policy of each Portfolio to declare and pay dividends from net investment income each calendar quarter. Each Portfolio will distribute net realized capital gains (including net short-term capital gains), at least annually after the fiscal year in which the capital gains were earned, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Portfolio level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

Federal Income Tax: Each Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for Federal income or excise taxes.

Expenses: General expenses of the Company are allocated to the relevant Portfolios based upon relative net assets. Operating expenses directly attributable to a Portfolio or class of shares are charged to that Portfolio's or class's operations. Expenses not directly attributable to the operations of any class are prorated based on the relative net assets of each class. In addition, the Portfolios indirectly bear their pro rata share of expenses of the Underlying Funds.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

The Company, on behalf of its Portfolios, has entered into an investment advisory agreement (the "Investment Advisory Agreement") with NBAI, a wholly-owned subsidiary of NationsBank, N.A. ("NationsBank"), pursuant to which NBAI provides investment advisory services to the Portfolios. Under this Investment Advisory Agreement, NBAI is entitled to receive a fee at the annual rate of 0.25% of the average daily net assets of each Portfolio and has agreed to bear any and all fees and expenses of the Portfolios (other than the management fee payable under the agreement, taxes, brokerage fees and commissions, extraordinary expenses, and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees).

The Company, on behalf of its Portfolios, has entered into a sub-advisory agreement with NBAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of NationsBank, pursuant to which TradeStreet is entitled to receive a sub-advisory fee from NBAI at the annual rate of 0.05% of the average daily net assets of each Portfolio.

Stephens serves as administrator of the Company pursuant to an Administration Agreement. Stephens receives no compensation for its services as administrator. First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as co-administrator.

18
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Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

NationsBank of Texas, N.A. ("NationsBank of Texas") served as the custodian of the Company's assets until it merged with NationsBank on May 6, 1998. NationsBank began serving as custodian for the Company's assets on that date and is providing the same services as were previously provided by NationsBank of Texas.

First Data also serves as the transfer agent for the Portfolios' shares. NationsBank of Texas also served as sub-transfer agent for the Portfolios' Primary A and Primary B shares until May 6, 1998. At that time NationsBank began serving as sub-transfer agent and is providing the same services as were previously provided by NationsBank of Texas.

NBAI may, from time to time, voluntarily reduce its respective fees payable by each Portfolio. For the six months ended September 30, 1998, NBAI did not waive any fees.

Stephens also serves as distributor of the Portfolios' shares. For the six months ended September 30, 1998, the Portfolios were informed that the distributor received $301 in contingent deferred sales charges from shares which were subject to such charges. A substantial portion of these fees is paid to affiliates of NationsBank and NBAI.

NBAI pays each unaffiliated Director an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Portfolio and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. NBAI also reimburses expenses incurred by each unaffiliated Director in attending such meetings.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts of which NationsBank has either sole or joint investment discretion.

On September 30, 1998 NationsBank Corporation, the parent company of NationsBank merged with the BankAmerica Corporation.

3.   SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Company has adopted a shareholder administration plan ("Administration Plan") for Primary B shares of each Portfolio, and shareholder servicing plans and distribution plans pursuant to Rule 12b-1 under the 1940 Act, for the Investor A, Investor B and Investor C Shares of each Portfolio. The Administration Plan permits the Portfolios to compensate institutions for shareholder administration services provided to their customers that own Primary B Shares. The shareholder servicing plans permits the Portfolios to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Portfolios to compensate or reimburse the distributor (and for Investor A shares, the distributor and/or selling agents) for activities or expenses primarily intended to result in the sale of the class's shares. Payments are made at an annual rate, as a percentage of average daily net assets, set from time to time by the Board of Directors and are charged as expenses of each Portfolio directly to the applicable class. A substantial portion of the amounts paid pursuant to these plans are paid to affiliates of NationsBank and NBAI.

At September 30, 1998, the current rates and the plan limits in effect, as a percentage of average daily net assets, were as follows:

                                         Current      Plan
                                           Rate      Limits
                                     --------------------------

Primary B Administration Plan              0.50%      0.50%
Investor A Shareholder Servicing
  and Distribution Plan                    0.25%      0.25%
Investor B and Investor C
     Distribution Plan                     0.75%      0.75%
Investor B and Investor C
     Shareholder Servicing Plan            0.25%      0.25%

4.   PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of the Underlying Funds for the six months ended September 30, 1998 were as follows:

                                      Purchases           Sales
                                        (000)             (000)
                                     -----------------------------
LifeGoal Income and Growth              $8,705            $4,388
LifeGoal Balanced Growth               $33,276           $18,242
LifeGoal Growth                        $21,791           $15,442

5.   CAPITAL STOCK

At September 30, 1998, 1,200,000,000 shares of $.001 par value capital stock were authorized for the Company. The Company's Articles of Incorporation authorizes the Board of Directors to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedule of Capital Stock Activity.

6.   RISK FACTORS OF THE PORTFOLIOS

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. Under certain circumstances, an Underlying Fund may pay a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios

                                                                              19
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NATIONS FUNDS


--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

may hold securities distributed by an Underlying Fund until NBAI determines that it is appropriate to dispose of such securities.

Each of the Underlying Funds may invest in certain specified derivative securities, including: interest rate swaps, caps and floors for hedging purposes; exchange-traded options; over-the-counter options executed with primary dealers, including long calls and puts and covered calls and financial futures and options. Certain of the Underlying Funds may invest in restricted securities; instruments issued by trusts, partnerships or other issuers, including pass-through certificates representing participations in, or debt instruments backed by, the securities owned by such issuers. These Underlying Funds also may engage in securities lending, reverse repurchase agreements and dollar roll transactions. In addition, certain of the Underlying Funds may invest in below-investment grade debt, debt obligations of foreign issuers and stocks of foreign corporations, securities in foreign investment funds or trusts, derivative securities including futures contracts, options, interest rate and currency swap transactions, and various other investment vehicles, each with inherent risks.

The officers and directors of the Company also serve as officers and directors/trustees of the Underlying Funds. In addition, NBAI and TradeStreet are wholly-owned subsidiaries of NationsBank. NationsBank of Texas was a wholly-owned subsidiary of NationsBank during the period. Conflicts may arise as these companies seek to fulfill their fiduciary responsibilities to both the Portfolios and Underlying Funds.

From time to time, one or more of the Underlying Funds used for investment by a Portfolio may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios as recommended by NBAI. These transactions will affect the Underlying Funds, since the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities and Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transactions costs. NBAI, representing the interests of the Underlying Funds, is committed to minimizing the impact of Portfolio transactions on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. NBAI may, nevertheless, face conflicts in fulfilling its responsibilities to both the Portfolios and Underlying Funds.

7.   SUBSEQUENT EVENT

On November 5, 1998, the Company's Board of Directors approved changes in the Company's administration arrangements whereby NBAI and Stephens, Inc. will each serve as co-administrators of the Company and the Bank of New York will serve as sub-administrator under an agreement with the Company and NBAI. These changes will become effective for the Portfolios in the first quarter of 1999.

20
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NATIONS                                                         BULK RATE
FUNDS                                                          U.S. POSTAGE
                                                                   PAID
P.O. Box 32602                                                 N READING, MA
Charlotte, NC 28234-4602                                         PERMIT NO.
Toll Free 1-800-982-2271                                            105